Employee Benefit	12 Months Ended
Dec. 31, 2018
Employee Benefit
22.	EMPLOYEE BENEFIT

Full time employees of the Group participate in government mandated defined contribution plan, pursuant to which certain welfare benefits are provided to employees. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB152,231, RMB175,508 and RMB177,086 (US$25,756) for the years ended December 31, 2016, 2017 and 2018, respectively.